Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accruals, deferred income and other liabilities	$ 10,406	$ 11,808
Settlement accounts	13,008	14,356
Cash collateral and margin payables	65,557	56,646
Endorsements and acceptances	10,293	10,127
Employee benefit liabilities (Note 5)	2,025	1,771
Lease liabilities	4,614	4,604
Other liabilities	22,721	18,844
Total accruals, deferred income and other liabilities	128,624	118,156
Financial liabilities at amortised cost	$ 120,229	$ 111,395